UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07850

                                                         PNC Advantage Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                                 Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

                                         Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: August 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Advantage Funds

INVESTMENT  ABBREVIATIONS  AND  DEFINITIONS

August 31, 2013 (Unaudited)

Cl — Class

DN — Discount Note. The rate shown is the effective yield at purchase date.

FRN — Floating Rate Note. The rate shown is the rate in effect on August 31, 2013, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

TECP — Tax Exempt Commercial Paper

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on August 31, 2013, and the date shown is the next reset or put date.

See Notes to Schedules of Investments.
1

PNC Advantage Institutional Government Money Market Fund

SCHEDULE  OF  INVESTMENTS

August 31, 2013 (Unaudited)

	Par	Value
	(000)	(000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 44.5%
Federal Farm Credit Bank — 4.7%
Federal Farm Credit Bank
3.875%, 10/07/13	$350	$351
0.650%, 10/15/13	1,000	1,000
Federal Farm Credit Bank (FRN)
0.230%, 11/18/13	1,000	1,000
0.420%, 03/17/14	1,000	1,002
0.211%, 04/21/14	400	400
0.360%, 05/29/14	450	451

		4,204

Federal Home Loan Bank — 11.3%
Federal Home Loan Bank
0.250%, 09/06/13	900	900
1.000%, 09/13/13	1,150	1,150
0.375%, 11/27/13	1,200	1,201
3.125%, 12/13/13	700	706
0.375%, 01/29/14	590	591
2.375%, 03/14/14	800	809
0.125%, 03/27/14	900	900
0.120%, 03/28/14	800	800
2.500%, 06/13/14	850	865
Federal Home Loan Bank (DN)
0.100%, 10/23/13	500	500
0.075%, 12/17/13	870	870
0.050%, 01/24/14	900	900

		10,192

Federal Home Loan Mortgage Corporation — 14.7%
Federal Home Loan Mortgage Corporation
4.125%, 09/27/13	2,000	2,006
0.500%, 10/15/13	1,250	1,250
0.625%, 12/23/13	825	826
0.375%, 04/28/14	1,750	1,752
Federal Home Loan Mortgage Corporation (DN)
0.150%, 09/05/13	900	900
0.081%, 09/16/13	500	500
0.045%, 09/16/13	1,000	1,000
0.080%, 10/08/13	800	800
0.105%, 10/15/13	300	300
0.100%, 10/22/13	860	860
0.070%, 01/02/14	1,000	1,000
0.115%, 01/14/14	500	500
0.110%, 03/18/14	1,000	999
Federal Home Loan Mortgage Corporation (FRN)
0.156%, 11/04/13	500	500

		13,193

Federal National Mortgage Association — 13.8%
Federal National Mortgage Association
1.000%, 09/23/13	1,900	1,901
1.050%, 10/22/13	500	500
0.750%, 12/18/13	1,250	1,252
1.250%, 02/27/14	900	905
Federal National Mortgage Association (DN)
0.060%, 09/16/13	900	900
0.100%, 11/13/13	1,000	1,000
0.100%, 12/04/13	850	850
0.115%, 12/11/13	800	800
0.120%, 12/18/13	800	800
0.080%, 01/02/14	810	810
0.095%, 01/15/14	750	750

	Par	Value
	(000)	(000)

0.100%, 01/21/14	$1,000	$999
Federal National Mortgage Association (FRN)
0.360%, 06/23/14	1,000	1,002

		12,469

Total U.S. Government Agency Obligations (Cost $40,058)		40,058

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Notes — 2.1%
0.125%, 08/31/13	1,000	1,000
0.250%, 01/31/14	900	900

Total U.S. Treasury Obligations (Cost $1,900)		1,900

	Number
	of Shares
MONEY MARKET FUND — 0.6%
Invesco Government & Agency Portfolio	500,000	500

Total Money Market Fund (Cost $500)		500

	Par
	(000)
REPURCHASE AGREEMENTS — 53.3%

Deutsche Bank Securities, Inc. 0.070% (dated 08/30/13, due 09/03/13, repurchase price $14,000,109, collateralized by Federal National Mortgage Association Bonds, 3.000% to 4.000%, due 07/01/33 to 11/01/41, total value $14,280,000)	$14,000	14,000

HSBC Securities USA 0.050% (dated 08/30/13, due 09/03/13, repurchase price $10,000,056, collateralized by Federal National Mortgage Association Bond, 3.500%, due 11/01/42, total value $10,200,202)	10,000	10,000

Merrill Lynch Pierce Fenner and Smith 0.050% (dated 08/30/13, due 09/03/13, repurchase price $14,002,078, collateralized by U.S. Treasury Note, 0.125%, due 07/15/22, total value $14,282,041)	14,002	14,002

Toronto Dominion Securities LLC 0.040% (dated 08/30/13, due 09/03/13, repurchase price $10,000,044, collateralized by Federal National Mortgage Association Bonds, 4.000%, due 03/01/26 to 11/01/41, total value $10,220,047)	10,000	10,000

Total Repurchase Agreements (Cost $48,002)		48,002

See Notes to Schedules of Investments.
2

Value
(000)
TOTAL INVESTMENTS — 100.5% (Cost $90,460)*	$90,460
Other Assets & Liabilities — (0.5)%	(419)
TOTAL NET ASSETS — 100.0%	$90,041

*	Also cost for Federal income tax purposes.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Money Market Fund	$500	$–	$–	$500
Repurchase Agreements	–	48,002	–	48,002
U.S. Government Agency Obligations	–	40,058	–	40,058
U.S. Treasury Obligations	–	1,900	–	1,900

Total Assets - Investments in Securities	$500	$89,960	$–	$90,460

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.
3

PNC Advantage Institutional Money Market Fund

SCHEDULE  OF  INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 4.1%
Automotive — 3.7%
CarMax Auto Owner Trust,
Series 2013-2, Cl A1
0.210%, 05/15/14	$1,771	$1,771
0.230%, 08/15/14	3,500	3,500
Fifth Third Auto Trust,
Series 2013-1, Cl A1
0.250%, 09/15/14	5,400	5,400
Ford Credit Auto Owner Trust,
Series 2013-B, Cl A1
0.210%, 05/15/14 144A	1,509	1,509
Ford Credit Auto Owner Trust,
Series 2013-C, Cl A1
0.220%, 08/15/14 144A	2,576	2,576
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A1
0.220%, 08/15/14	5,170	5,170
Hyundai Auto Receivables Trust,
Series 2013-A, Cl A1
0.200%, 02/18/14	17	18
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A1
0.250%, 07/15/14	2,995	2,995
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Cl A1
0.270%, 05/15/14	2,955	2,955
Mercedes-Benz Auto Receivables Trust,
Series 2013-1, Cl A1
0.220%, 08/15/14	2,043	2,043
Volkswagen Auto Lease Trust,
Series 2013-A, Cl A1
0.230%, 08/15/14	4,021	4,021
World Omni Auto Receivables Trust,
Series 2013-A, Cl A1
0.230%, 06/16/14	2,193	2,193

		34,151

Other — 0.4%
CNH Equipment Trust,
Series 2012-D, Cl A1
0.250%, 12/16/13	1,001	1,002
CNH Equipment Trust,
Series 2013-C, Cl A1
0.250%, 09/15/14	3,000	3,000

		4,002

Total Asset Backed Securities
(Cost $38,153)		38,153

CERTIFICATES OF DEPOSIT — 6.8%
Yankee — 6.8%
ANZ Banking Group NY
0.175%, 03/03/14	8,200	8,200
Bank of Montreal Chicago
0.150%, 10/15/13	7,000	7,000
0.170%, 10/22/13	8,500	8,500
Bank of Nova Scotia Houston
0.230%, 09/12/13	4,000	4,000
Canadian Imperial Bank of Commerce NY (FRN)
0.304%, 02/24/14	9,400	9,400

	Par (000)	Value (000)

DnB Bank ASA NY
0.180%, 10/04/13	$6,000	$6,000
Nordea Bank Finland NY
0.250%, 09/20/13	2,500	2,500
Royal Bank of Canada NY (FRN)
0.324%, 09/06/13	2,250	2,250
0.300%, 02/21/14	2,725	2,726
Svenska Handelsbanken
0.240%, 10/01/13	6,700	6,700
Wells Fargo Bank NA (FRN)
0.140%, 12/09/13	6,000	6,000

Total Certificates of Deposit
(Cost $63,276)		63,276

ASSET BACKED COMMERCIAL PAPER† — 19.5%
Financial Services — 19.5%
Alpine Securitization
0.150%, 09/09/13	15,000	14,999
0.150%, 10/03/13	900	900
Collateralized CP II LLC
0.160%, 10/03/13	1,250	1,250
0.220%, 11/13/13	8,500	8,496
Collateralized CP LLC
0.220%, 11/07/13	7,500	7,497
Erste Abwicklungsantalt
0.160%, 11/21/13	5,800	5,798
0.160%, 09/16/13	10,000	9,999
Fairway Finance LLC
0.130%, 10/01/13	2,100	2,100
0.140%, 10/07/13	2,160	2,160
0.170%, 10/09/13	7,000	6,999
Gemini Securitization
0.150%, 09/17/13	7,000	6,999
Gotham Funding
0.170%, 10/07/13	4,000	3,999
0.170%, 09/04/13	4,200	4,200
0.180%, 11/18/13	7,650	7,647
Kells Funding LLC
0.140%, 10/22/13	14,000	13,997
0.150%, 09/17/13	2,600	2,600
Liberty Street Funding LLC
0.130%, 09/25/13	11,500	11,499
Nieuw Amsterdam Receivables
0.140%, 10/09/13	2,800	2,800
0.160%, 09/05/13	7,000	7,000
0.170%, 09/05/13	3,500	3,500
0.190%, 10/04/13	4,500	4,499
Northern Pines Funding LLC
0.160%, 09/23/13	14,000	13,999
Regency Market No. 1 LLC
0.150%, 09/20/13	6,350	6,349
Sheffield Recievables
0.170%, 09/16/13	7,500	7,499
Starbird Funding
0.050%, 09/03/13	1,000	1,000
0.150%, 09/10/13	4,900	4,900
0.210%, 11/01/13	3,200	3,199
Sydney Capital
0.260%, 11/26/13	8,800	8,795
Thunder Bay Funding LLC
0.140%, 09/23/13	3,100	3,100

See Notes to Schedules of Investments.
4

	Par (000)	Value (000)
ASSET BACKED COMMERCIAL PAPER† — continued
Financial Services — continued
Victory Receivables
0.150%, 09/25/13	$2,000	$2,000

Total Asset Backed Commercial Paper
(Cost $179,779)		179,779

COMMERCIAL PAPER† — 28.7%
Banks — 19.4%
Abbey National North America
0.240%, 09/23/13	8,000	7,999
0.170%, 09/25/13	1,800	1,800
0.230%, 10/29/13	8,000	7,997
Australia & New Zealand Banking Group
0.170%, 09/30/13	3,500	3,500
Bank of Nova Scotia
0.225%, 10/15/13	5,000	4,999
0.175%, 12/26/13	5,000	4,997
Bank of Tokyo-Mitsubishi
0.170%, 09/23/13	1,000	1,000
0.180%, 11/18/13	8,000	7,997
BNP Paribas Finance
0.220%, 09/03/13	8,000	8,000
0.230%, 09/03/13	9,000	9,000
0.160%, 10/21/13	800	800
Commonwealth Bank of Australia
0.220%, 09/11/13	8,500	8,499
0.230%, 12/27/13	3,500	3,500
DnB Bank ASA
0.200%, 12/09/13	8,000	7,996
HSBC USA
0.200%, 10/22/13	10,000	9,997
0.240%, 01/21/14	7,500	7,493
JPMorgan Chase
0.300%, 10/15/13	8,000	7,997
National Australia Funding Delaware
0.160%, 11/18/13	9,000	8,997
Overseas-Chinese Banking
0.200%, 10/08/13	7,500	7,499
0.180%, 11/27/13	1,300	1,299
Rabobank USA Financial
0.180%, 10/15/13	1,300	1,300
0.230%, 11/06/13	1,400	1,399
0.250%, 11/06/13	4,300	4,298
0.190%, 02/25/14	1,850	1,848
Standard Chartered Bank
0.190%, 10/16/13	8,000	7,998
0.170%, 11/25/13	9,800	9,796
Svenska Handelsbanken
0.220%, 09/25/13	1,300	1,300
0.200%, 11/14/13	9,300	9,296
Toronto Dominion Holdings USA
0.190%, 10/15/13	6,500	6,499
UOB Funding LLC
0.200%, 11/06/13	1,900	1,899
0.190%, 12/30/13	6,000	5,996
Westpac Banking
0.300%, 09/30/13	5,000	4,999
0.310%, 11/01/13	750	750

		178,744

	Par (000)	Value (000)

Financial Services — 3.2%
CPPIB Capital
0.120%, 10/16/13	$5,750	$5,749
0.150%, 11/01/13	6,000	5,999
0.250%, 01/03/14	4,000	3,997
General Electric Capital
0.220%, 10/30/13	6,300	6,298
Toyota Motor Credit
0.220%, 01/06/14	7,000	6,995

		29,038

Food, Beverage & Tobacco — 1.0%
Coca-Cola
0.160%, 09/18/13	9,000	8,999

Healthcare — 1.4%
Catholic Health Initiatives
0.160%, 10/01/13	2,700	2,700
0.160%, 10/07/13	9,900	9,899

		12,599

Insurance — 1.9%
Metlife Short-Term Funding
0.130%, 09/25/13	2,794	2,794
0.120%, 10/02/13	4,000	3,999
0.120%, 10/09/13	2,000	2,000
0.170%, 10/11/13	5,100	5,099
0.160%, 10/24/13	4,000	3,999

		17,891

Sovereign Agency — 1.8%
Kreditansalt Fur Wiederaufbau International Finance (Germany)
0.170%, 10/15/13	3,500	3,499
0.160%, 11/08/13	8,500	8,498
0.130%, 11/21/13	5,000	4,998

		16,995

Total Commercial Paper
(Cost $264,266)		264,266

CORPORATE BONDS — 3.4%
Banks — 3.2%
Nordea Bank AB
0.180%, 11/22/13	12,500	12,495
Nordea Bank AB (FRN)
1.168%, 01/14/14 144A	1,800	1,806
Royal Bank of Canada (MTN)
1.125%, 01/15/14	6,792	6,813
Wells Fargo Bank NA (MTN) (FRN)
0.323%, 09/15/13	8,000	8,000

		29,114

Financial Services — 0.2%
American Honda Finance (FRN)
0.296%, 11/08/13 144A	2,000	2,000

Total Corporate Bonds
(Cost $31,114)		31,114

See Notes to Schedules of Investments.
5

PNC Advantage Institutional Money Market Fund

SCHEDULE  OF  INVESTMENTS

August 31, 2013 (Unaudited)

	Par	Value
	(000)	(000)
FUNDING AGREEMENT — 0.9%
New York Life Funding Agreement
0.263%, 06/13/14 (A)	$8,000	$8,000

Total Funding Agreement (Cost $8,000)		8,000

MUNICIPAL SECURITIES — 14.4%
Connecticut — 1.9%
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series V-1 (VRDN) 0.050%, 09/06/13	7,800	7,800
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series X-2 (VRDN) 0.040%, 09/06/13	10,000	10,000

		17,800

Illinois — 1.0%
Northwestern University
0.120%, 10/04/13	2,500	2,500
0.130%, 09/24/13	6,500	6,499

		8,999

Mississippi — 1.5%
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series C (VRDN) 0.040%, 09/06/13	6,000	6,000
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series E (VRDN) 0.050%, 09/03/13	8,000	8,000

		14,000

Ohio — 4.3%
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN) 0.040%, 09/03/13	10,260	10,260
Ohio State (GO) Series B (VRDN) 0.060%, 09/06/13	11,300	11,300
Ohio State Common Schools (GO) Series B (VRDN) 0.060%, 09/06/13	3,660	3,660
Ohio State University (RB) Series B (VRDN) 0.040%, 09/06/13	14,115	14,115

		39,335

Texas — 4.5%
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-1 (VRDN) 0.040%, 09/03/13	12,350	12,350
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-1 (VRDN) 0.040%, 09/03/13	3,945	3,945

	Par	Value
	(000)	(000)

Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-2 (VRDN) 0.040%, 09/03/13	$1,100	$1,100
Red River Education Financing Corporation, Texas Christian University Project (RB) (VRDN) 0.060%, 09/06/13	14,500	14,500
University of Houston (TECP) (VRDN) 0.150%, 09/17/13	10,000	10,000

		41,895

Virginia — 1.2%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN) 0.040%, 09/06/13	5,100	5,100
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series F (VRDN) 0.040%, 09/06/13	5,700	5,700

		10,800

Total Municipal Securities (Cost $132,829)		132,829

U.S. GOVERNMENT AGENCY OBLIGATION — 1.1%
Federal Home Loan Bank — 1.1%
Federal Home Loan Bank
0.070%, 10/09/13	10,000	9,999

Total U.S. Government Agency Obligation (Cost $9,999)		9,999

U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Notes — 2.4%
0.250%, 11/30/13	15,000	15,003
0.125%, 08/31/13	7,000	7,000

Total U.S. Treasury Obligations (Cost $22,003)		22,003

	Number
	of Shares
MONEY MARKET FUND — 2.2%
BlackRock Liquidity Funds TempFund Portfolio††	20,000,000	20,000

Total Money Market Fund (Cost $20,000)		20,000

See Notes to Schedules of Investments.
6

	Par	Value
	(000)	(000)
REPURCHASE AGREEMENTS — 12.9%
Deutsche Bank Securities, Inc. 0.070% (dated 08/30/13, due 09/03/13, repurchase price $30,000,233, collateralized by Federal National Mortgage Association Bonds, 4.500%, due 11/01/30 to 03/01/41, total value $30,600,001)	$30,000	$30,000

Goldman Sachs & Co. 0.050% (dated 08/30/13, due 09/03/13, repurchase price $10,000,056, collateralized Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bonds, 3.500% to 5.569%, due 02/01/17 to 09/01/42, total value $10,200,000)	10,000	10,000

HSBC Securities USA 0.050% (dated 08/30/13, due 09/03/13, repurchase price $15,000,083, collateralized by Federal National Mortgage Association Bond, 3.500%, due 11/01/42, total value $15,302,697)	15,000	15,000

Merrill Lynch Pierce Fenner and Smith 0.050% (dated 08/30/13, due 09/03/13, repurchase price $19,866,110, collateralized by U.S. Treasury Note, 1.250%, due 02/29/20, total value $20,263,366)	19,866	19,866

RBS Securities, Inc. 0.040% (dated 08/30/13, due 09/03/13, repurchase price $5,000,022, collateralized by U.S. Treasury Note, 0.625%, due 11/30/17, total value $5,103,546)	5,000	5,000

Toronto Dominion Securities LLC 0.120% (dated 08/30/13, due 09/03/13, repurchase price $24,000,320, collateralized by Corporate Bonds and Medium Term Notes, 0.000% to 7.625%, due 09/14/13 to 12/01/22, total value $25,200,001)	24,000	24,000

0.040% (dated 08/30/13, due 09/03/13, repurchase price $15,000,067, collateralized by Federal National Mortgage Association Bond, 4.000%, due 03/01/26, total value $15,311,771)	15,000	15,000

Total Repurchase Agreements (Cost $118,866)		118,866

Value
(000)

TOTAL INVESTMENTS — 96.4%
(Cost $888,285)*	$888,285
Other Assets & Liabilities — 3.6%	33,017
TOTAL NET ASSETS — 100.0%	$921,302

* Also cost for Federal income tax purposes.

† The rate shown is the effective yield at purchase date.

†† Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

(A)	Illiquid Security. Total value of illiquid securities is $8,000 (000) and represents 0.9% of net assets as of August 31, 2013.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,891 (000) and represents 0.9% of net assets as of August 31, 2013.

See Notes to Schedules of Investments.
7

PNC Advantage Institutional Money Market Fund

SCHEDULE  OF  INVESTMENTS

August 31, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Asset Backed Commercial Paper	$–	$179,779	$–	$179,779
Asset Backed Securities	–	38,153	–	38,153
Certificates of Deposit	–	63,276	–	63,276
Commercial Paper	–	264,266	–	264,266
Corporate Bonds	–	31,114	–	31,114
Funding Agreement	–	8,000	–	8,000
Money Market Fund	20,000	–	–	20,000
Municipal Securities	–	132,829	–	132,829
Repurchase Agreements	–	118,866	–	118,866
U.S. Government Agency Obligation	–	9,999	–	9,999
U.S. Treasury Obligations	–	22,003	–	22,003

Total Assets - Investments in Securities	$20,000	$868,285	$–	$888,285

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.
8

PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE  OF  INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 26.4%
U.S. Treasury Bills† — 5.2%
0.045%, 09/12/13	$1,500	$1,500
0.040%, 10/24/13	2,000	2,000
0.047%, 10/24/13	1,000	1,000
0.030%, 11/07/13	3,500	3,500
0.071%, 11/07/13	1,500	1,500
0.045%, 11/21/13	3,500	3,499
0.071%, 02/13/14	1,000	1,000
0.064%, 03/06/14	1,000	1,000

		14,999

U.S. Treasury Notes — 21.2%
0.125%, 08/31/13	4,000	4,000
0.750%, 09/15/13	1,000	1,000
0.125%, 09/30/13	2,000	2,000
0.500%, 10/15/13	3,000	3,001
0.250%, 10/31/13	3,000	3,001
2.750%, 10/31/13	2,000	2,008
0.500%, 11/15/13	5,000	5,004
0.250%, 11/30/13	1,500	1,500
2.000%, 11/30/13	4,000	4,017
0.750%, 12/15/13	3,000	3,005
1.000%, 01/15/14	6,500	6,521
0.250%, 01/31/14	2,000	2,001
1.750%, 01/31/14	4,000	4,027
0.250%, 02/28/14	2,000	2,002
1.875%, 02/28/14	2,000	2,018
0.250%, 03/31/14	5,000	5,004
1.250%, 04/15/14	5,000	5,035
0.250%, 04/30/14	2,000	2,002
1.875%, 04/30/14	1,000	1,011
1.000%, 05/15/14	1,000	1,006
2.625%, 06/30/14	2,000	2,041

		61,204

Total U.S. Treasury Obligations
(Cost $76,203)		76,203

	Number of Shares
MONEY MARKET FUND — 0.2%
Invesco Treasury Portfolio	636,345	636

Total Money Market Fund
(Cost $636)		636

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 73.9%

Deutsche Bank Securities, Inc.

0.050% (dated 08/30/13, due 09/03/13, repurchase price $50,000,278, collateralized by U.S. Treasury Note, 1.750%, due 05/15/23, total value $51,000,056)	$50,000	$50,000

HSBC Securities USA

0.040% (dated 08/30/13, due 09/03/13, repurchase price $40,000,178, collateralized by U.S. Treasury Bond, 2.750%, due 11/15/42, total value $40,802,823)	40,000	40,000

Merrill Lynch Pierce Fenner and Smith

0.030% (dated 08/30/13, due 09/03/13, repurchase price $40,000,133, collateralized by U.S. Treasury Note, 1.000%, due 08/31/19, total value $40,800,048)	40,000	40,000

Toronto Dominion Securities LLC

0.030% (dated 08/30/13, due 09/03/13, repurchase price $40,000,133, collateralized by U.S. Treasury Notes, 0.625% to 0.750%, due 08/15/16 to 03/31/18, total value $40,800,038)	40,000	40,000

UBS Securities LLC

0.030% (dated 08/30/13, due 09/03/13, repurchase price $43,000,143, collateralized by U.S. Treasury Notes, 0.125% to 1.750%, due 04/15/16 to 05/31/16, total value $43,860,016)	43,000	43,000

Total Repurchase Agreements
(Cost $213,000)		213,000

TOTAL INVESTMENTS — 100.5%
(Cost $289,839)*		289,839

Other Assets & Liabilities — (0.5)%		(1,390)

TOTAL NET ASSETS — 100.0%		$288,449

* Also cost for Federal income tax purposes.

† The rate shown is the effective yield at purchase date.

See Notes to Schedules of Investments.
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PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE  OF  INVESTMENTS

August 31, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)
Money Market Fund	$636	$–	$–	$636
Repurchase Agreements	–	213,000	–	213,000
U.S. Treasury Obligations	–	76,203	–	76,203

Total Assets - Investments in Securities	$636	$289,203	$–	$289,839

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.
10

PNC Advantage Funds

NOTES  TO  SCHEDULES  OF  INVESTMENTS

August 31, 2013 (Unaudited)

Fund Organization

PNC Advantage Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Trust currently offers three diversified investment portfolios, the PNC Advantage Institutional Government Money Market Fund, the PNC Advantage Institutional Money Market Fund and the PNC Advantage Institutional Treasury Money Market Fund (individually, each a “Fund”, collectively, the “Funds”).

1. Significant Accounting Policies

The preparation of Schedules of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on August 31, 2013 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are valued at par each business day.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities – independent pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; or, repurchase agreements.

11

PNC Advantage Funds

NOTES  TO  SCHEDULES  OF  INVESTMENTS

August 31, 2013 (Unaudited)

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. The Funds did not have any transfers between Level 1 and Level 2 during the three month period ended August 31, 2013.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of August 31, 2013 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. The Funds may be subject to costly and lengthy legal proceedings to sell the underlying security and recover any losses incurred.

2. Affiliated Fund

PNC Financial Services Group, Inc. (“PNC Group”) owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the PNC Capital Advisors, LLC (the “Adviser”). The PNC Advantage Institutional Money Market Fund invests in the BlackRock Liquidity Funds TempFund Portfolio, details of which are included in the Funds’ Schedule of Investments. During the the three month period ended August 31, 2013 the Fund had purchases and sales of shares of the affiliated fund of $15,000,000 and $10,000,000, respectively.

3. Market and Credit Risk

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, and third party insurance.

12

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	10/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	10/22/2013

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	10/22/2013

* Print the name and title of each signing officer under his or her signature.